CERTIFICATION

     Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, and Regulation S-T, Eaton Vance Investment Trust (the “Registrant”) (1933 Act File No. 33-1121) certifies (a) that the forms of prospectuses and statements of additional information dated August 1, 2010 with respect to the following series of the Registrant, do not differ materially from those contained in Post-Effective Amendment No. 57 (“Amendment No. 57”) to the Registrant's Registration Statement on Form N-1A, and (b) that Amendment No. 57 was filed electronically with the Securities and Exchange Commission (Accession No. 0000940394-10-000739) on July 27, 2010:

Eaton Vance AMT-Free Limited Maturity Municipal Income Fund
Eaton Vance National Limited Maturity Municipal Income Fund
Eaton Vance California Limited Maturity Municipal Income Fund
Eaton Vance Massachusetts Limited Maturity Municipal Income Fund
Eaton Vance New Jersey Limited Maturity Municipal Income Fund
Eaton Vance New York Limited Maturity Municipal Income Fund
Eaton Vance Pennsylvania Limited Maturity Municipal Income Fund

EATON VANCE INVESTMENT TRUST By: /s/ Maureen A. Gemma Maureen A. Gemma, Esq. Secretary

Date: July 30, 2010